Operating costs and other operating income - Summary of research and development expenditure (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Total R&D expenses	€ (335,459)	€ (241,294)	€ (269,797)
Personnel costs [member]
Disclosure of attribution of expenses by nature to their function [line items]
Total R&D expenses	(87,740)	(95,788)	(115,484)
Subcontracting [member]
Disclosure of attribution of expenses by nature to their function [line items]
Total R&D expenses	(160,076)	(82,997)	(61,192)
Disposables and lab fees and premise costs [member]
Disclosure of attribution of expenses by nature to their function [line items]
Total R&D expenses	(17,629)	(18,083)	(19,529)
Depreciation And Impairment [member]
Disclosure of attribution of expenses by nature to their function [line items]
Total R&D expenses	(35,378)	(22,254)	(51,493)
Professional fees [member]
Disclosure of attribution of expenses by nature to their function [line items]
Total R&D expenses	(15,949)	(9,272)	(9,316)
Other operating expenses [member]
Disclosure of attribution of expenses by nature to their function [line items]
Total R&D expenses	€ (18,687)	€ (12,900)	€ (12,783)